Composition by nature (Details) - BRL (R$) R$ in Thousands	Dec. 31, 2022	Dec. 31, 2021
Deposits From Banks
Demand deposits	R$ 1,187,198	R$ 1,508,083
Interbank deposits	1,553,496	4,655,644
Securities sold under agreements to repurchase	222,694,031	222,574,700
Borrowings	32,625,290	26,546,104
Onlending	23,888,023	23,724,749
Total	281,948,038	279,009,280
Demand deposits	56,882,411	56,613,691
Savings deposits	134,624,479	139,341,042
Time deposits	399,175,316	373,771,517
Total	R$ 590,682,206	R$ 569,726,250